UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22472

(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of Principal Executive Offices)

Christopher A. Moore

RiverNorth Opportunities Fund, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(303) 623-2577

(Registrant’s Telephone Number)

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2019

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

1.31.2019

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website at www.rivernorthcef.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact you financial intermediary to request that you continue to receive paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder repots and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

RN

RiverNorth Opportunities Fund, Inc.	Table of Contents

Performance Overview	2
Statement of Investments	6
Statement of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Statement of Cash Flows	16
Financial Highlights	17
Notes to Financial Statements	19
Approval of Investment Advisory and Sub-Advisory Agreements	31
Dividend Reinvestment Plan	34
Additional Information	36
Portfolio Holdings	36
Proxy Voting	36
Unaudited Tax Information	36
Data Privacy Policies and Procedures	37
Custodian and Transfer Agent	37
Legal Counsel	37
Independent Registered Public Accounting Firm	37

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2019 (Unaudited)

INVESTMENT OBJECTIVE

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

PERFORMANCE OVERVIEW

For the six month period ended January 31, 2019, the Fund returned -1.96% on a net asset value (“NAV”) basis and -4.56% on a market price basis. The S&P 500 Total Return Index returned -3.00% during the same period.

Discount widening among equity closed-end funds and taxable income closed-end funds detracted from performance over the period. According to Morningstar, on average, equity closed-end fund discounts widened out from -6.4% on July 31, 2018 to -7.21% on January 31, 2019, while taxable fixed income funds widened out from -4.4% to -4.8% over the same period.

The Fund benefitted from discount narrowing among municipal bond closed-end funds. According to Morningstar, on average, municipal bond closed-end fund discounts narrowed from -8.3% on July 31, 2018 to -7.4% on January 31, 2019. Also, the Fund had short positions in several ETFs for hedging purposes, and this added to performance as overall the shorted securities reflected negative returns.

PERFORMANCE as of January 31, 2019

	CUMULATIVE	AVERAGE ANNUAL
TOTAL RETURNS(1)	6 Months	1 Year	3 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	-1.96%	-0.12%	10.62%	8.92%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	-4.56%	-7.46%	9.05%	7.06%
S&P 500® Total Return Index	-3.00%	-2.32%	14.02%	11.32%

(1)	Total returns assume reinvestment of all distributions.

(2)	The Fund commenced operations on December 24, 2015.

(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its NAV.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (855) 830-1222 or by visiting www.rivernorthcef.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

Total annual expense ratio as a percentage of net assets attributable to common shares as of January 31, 2019, is 1.59% (excluding interest and dividend expense). Including interest and dividend expense, the expense ratio is 2.13%.

2	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2019 (Unaudited)

The Fund is a closed-end fund and does not continuously issue shares for sale as open-end mutual funds do. The Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a closed-end fund is based on the market’s value.

Distributions may be paid from sources of income other than ordinary income, such as net realized short-term capital gains, net realized long-term capital gains and return of capital. The actual amounts and sources of the amounts for tax reporting purposes will depend upon a Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. If a distribution includes anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

ALPS Advisors, Inc. is the investment adviser to the Fund.

RiverNorth Capital Management, LLC is the investment sub-adviser to the Fund. RiverNorth Capital Management, LLC is not affiliated with ALPS Advisors, Inc. or any of its affiliates.

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | January 31, 2019	3

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2019 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RIV) of $19.40 on December 24, 2015, and tracking its progress through January 31, 2019.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

ASSET ALLOCATION as of January 31, 2019^

^	Holdings are subject to change.
*	Represents securities sold short.
Percentages are based on total net assets of the Fund.

4	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Performance Overview

January 31, 2019 (Unaudited)

TOP TEN HOLDINGS* as of January 31, 2019

% of Net Assets**
PGIM Global Short Duration High Yield Fund, Inc.	5.24%
Voya Prime Rate Trust	4.86%
Aberdeen Total Dynamic Dividend Fund	4.13%
Invesco Senior Income Trust	3.53%
Highland Floating Rate Opportunities Fund	3.35%
Barings BDC, Inc.	2.82%
Eaton Vance Limited Duration Income Fund	2.77%
Delaware Enhanced Global Dividend & Income Fund	2.56%
Cornerstone Strategic Value Fund, Inc.	2.56%
Nuveen Mortgage Opportunity Term Fund 2	2.25%
34.07%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.

**	Percentages are based on total net assets, including securities sold short.

Semi-Annual Report | January 31, 2019	5

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (86.07%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	187,397	$1,338,015
Aberdeen Total Dynamic Dividend Fund(a)	631,208	5,163,281
Advent Claymore Convertible Securities and Income Fund	55,344	782,564
Alliance California Municipal Income Fund, Inc.	152,559	2,103,789
AllianzGI Convertible & Income 2024 Target Term Fund	282,621	2,504,022
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	212,192	2,525,085
BlackRock Debt Strategies Fund, Inc.	101,563	1,065,396
BlackRock Floating Rate Income Strategies Fund, Inc.	74,422	933,252
BlackRock Floating Rate Income Trust	23,714	288,836
BlackRock Municipal 2030 Target Term Trust	85,136	1,846,600
BlackRock New York Municipal Income Quality Trust	79,877	992,871
BlackRock Resources & Commodities Strategy Trust	78,118	625,725
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	211,457	2,387,349
Brookfield Real Assets Income Fund, Inc.	91,596	1,928,096
China Fund, Inc.	15,771	304,065
Clough Global Opportunities Fund(a)	274,478	2,541,666
Cornerstone Strategic Value Fund, Inc.	263,322	3,199,362
Cornerstone Total Return Fund, Inc.	103,072	1,218,311
Delaware Enhanced Global Dividend & Income Fund	336,096	3,199,634
Eagle Growth & Income Opportunities Fund	108,802	1,552,604
Eaton Vance Floating-Rate Income Trust	62,646	831,939
Eaton Vance Limited Duration Income Fund	282,415	3,459,584
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	26,993	247,796
Franklin Limited Duration Income Trust	160,534	1,521,060
High Income Securities Fund	16,814	151,830
Highland Floating Rate Opportunities Fund(a)	296,857	4,179,747
India Fund, Inc.	41,979	860,989
Invesco High Income Trust II	191,137	2,643,425
Invesco Municipal Opportunity Trust	104,517	1,233,301
Invesco Senior Income Trust	1,062,102	4,407,723
Kayne Anderson MLP/Midstream Investment Co.	121,368	1,881,204
Lazard World Dividend & Income Fund, Inc.	194,882	1,863,072
Morgan Stanley Emerging Markets Debt Fund, Inc.	198,598	1,787,382
Morgan Stanley Emerging Markets Fund, Inc.	143,587	2,542,926
Neuberger Berman High Yield Strategies Fund, Inc.	139,505	1,494,099
Neuberger Berman New York Municipal Fund, Inc.	21,684	249,583
NexPoint Credit Strategies Fund	56,965	1,242,976
Nuveen AMT-Free Quality Municipal Income Fund	148,413	1,908,591
Nuveen California Quality Municipal Income Fund	118,104	1,569,602
Nuveen Credit Strategies Income Fund	293,696	2,267,333
Nuveen Emerging Markets Debt 2022 Target Term Fund	150,567	1,261,751
Nuveen Intermediate Duration Quality Municipal Term Fund	66,867	851,217
Nuveen Mortgage Opportunity Term Fund	104,200	2,376,802
Nuveen Mortgage Opportunity Term Fund 2(a)	126,384	2,812,044

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
PGIM Global Short Duration High Yield Fund, Inc.(a)	472,232	$6,540,413
PGIM Short Duration High Yield Fund, Inc.	136,249	1,906,123
Royce Value Trust, Inc.	61,016	831,038
Special Opportunities Fund, Inc.	35,550	462,150
Sprott Focus Trust, Inc.	142,779	940,200
Templeton Emerging Markets Income Fund	155,365	1,622,011
Templeton Global Income Fund	384,171	2,451,011
Tortoise MLP Fund, Inc.	170,544	2,440,485
Virtus Total Return Fund, Inc.(a)	133,195	1,249,369
Voya Prime Rate Trust	1,283,900	6,072,846
Western Asset Corporate Loan Fund, Inc.	172,292	1,617,822
Western Asset Global High Income Fund, Inc.	135,152	1,239,344

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $110,518,987)		107,519,311

CLOSED-END FUNDS - PREFERRED SHARES (0.38%)
AllianzGI Convertible & Income Fund II	19,414	468,654

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $454,092)		468,654

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (5.61%)
Barings BDC, Inc.(a)	355,355	3,518,015
FS KKR Capital Corp.	182,969	1,169,172
Garrison Capital, Inc.	232,405	1,729,093
OHA Investment Corp.	512,291	591,696

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $8,258,554)		7,007,976

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (5.29%)
Capital Southwest Corp., 5.95%, 12/15/2022	29,239	759,629
KCAP Financial, Inc., 6.13%, 9/30/2022	11,149	278,168
Monroe Capital Corp., 5.75%, 10/31/2023	23,186	571,535
OFS Capital Corp., 6.50%, 10/31/2025	9,682	241,082
Oxford Square Capital Corp., 6.50%, 3/30/2024	77,272	1,958,845
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,767	323,260
THL Credit, Inc., 6.75%, 12/30/2022	39,243	990,886
THL Credit, Inc., 6.13%, 10/30/2023	45,335	1,151,509
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	13,316	336,029

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $6,525,391)		6,610,943

SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (10.49%)
Alberton Acquisition Corp.(b)	22,730	230,255
Allegro Merger Corp.(b)	24,649	243,039
Andina Acquisition Corp. III(b)	29,708	298,565

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	7

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
Big Rock Partners Acquisition Corp.(b)	35,482	$363,690
Bison Capital Acquisition Corp.(b)	22,246	233,138
Black Ridge Acquisition Corp.(b)	24,390	246,583
Boxwood Merger Corp.(b)	47,428	471,909
ChaSerg Technology Acquisition Corp.(b)	16,106	161,221
Churchill Capital Corp., Class A(b)	11,986	126,812
CM Seven Star Acquisition Corp.(b)	32,478	331,925
Constellation Alpha Capital Co.(b)	15,886	162,514
DD3 Acquisition Corp.(b)	48,831	487,822
Edtechx Holdings Acquisition Corp.(b)	16,106	161,463
Far Point Acquisition Corp., Class A(b)	5,103	49,754
FinTech Acquisition Corp. III(b)	35,478	356,554
Graf Industrial Corp.(b)	47,967	484,467
Greenland Acquisition Corp.(b)	23,749	238,440
Haymaker Acquisition Corp., Class A(b)	51,090	518,563
HL Acquisitions Corp.(b)	30,748	302,868
KBL Merger Corp. IV(b)	20,375	208,946
Legacy Acquisition Corp., Class A(b)	29,594	293,868
Leisure Acquisition Corp.(b)	56,828	566,291
LF Capital Acquisition Corp., Class A(b)	33,437	332,698
Longevity Acquisition Corp.(b)	24,043	246,321
Megalith Financial Acquisition Corp.(b)	35,972	364,037
Modern Media Acquisition Corp.(b)	20,850	213,712
One Madison Corp., Class A(b)	75,084	757,598
Pensare Acquisition Corp.(b)	38,862	395,615
Pivotal Acquisition Corp.(b)	9,896	99,950
Pure Acquisition Corp.(b)	42,171	420,867
Schultze Special Purpose Acquisition Corp.(b)	30,224	302,542
Tenzing Acquisition Corp.(b)	29,977	303,367
Thunder Bridge Acquisition, Ltd., Class A(b)	50,206	504,570
TKK Symphony Acquisition Corp.(b)	72,356	733,690
Tottenham Acquisition I, Ltd.(b)	24,729	247,290
Trident Acquisitions Corp.(b)	50,476	508,293
Trinity Merger Corp., Class A(b)	20,397	206,010
Twelve Seas Investment Co.(b)	45,379	452,429
VectoIQ Acquisition Corp.(b)	47,906	473,790

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $12,565,705)		13,101,466

RIGHTS (0.08%)
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	7,138
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049(b)	35,482	11,887
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022(b)	22,246	5,677

See Notes to Financial Statements.

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RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022(b)	12,194	$3,902
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 11/06/2019(b)	32,478	8,769
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024(b)	15,886	2,224
Greenland Acquisition Corp., Strike Price $11.50, Expires 07/27/2023(b)	23,749	7,201
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	9,454
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023(b)	20,375	4,686
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022(b)	20,850	4,837
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	38,862	13,213
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049(b)	24,729	9,150
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	13,214

TOTAL RIGHTS
(Cost $126,617)		101,352

WARRANTS (0.26%)
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	6,655
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022(b)	17,741	5,677
Bison Capital Acquisition Corp., Strike Price $11.50, Expires 07/18/2022(b)	11,123	1,780
Black Ridge Acquisition Corp., Strike Price $11.50, Expires 10/25/2022(b)	32,819	8,205
Churchill Capital Corp., Strike Price $11.50, Expires 10/30/2023(b)	5,993	11,626
CM Seven Star Acquisition Corp., Strike Price $11.50, Expires 08/21/2022(b)	16,239	3,654
Concrete Pumping Holdings, Inc., Strike Price $11.50, Expires 08/01/2024(b)	7,136	5,566
Constellation Alpha Capital Co., Strike Price $11.50, Expires 03/23/2024(b)	15,886	1,249
Falcon Minerals Corp., Strike Price $11.50, Expires 08/15/2022(b)	9,674	7,449
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/03/2025(b)	1,701	2,279
Greenland Acquisition Corp., Strike Price $11.50, Expires 07/27/2023(b)	23,749	3,097

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	9

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
Haymaker Acquisition Corp., Strike Price $11.50, Expires 11/17/2022(b)	24,864	$25,227
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	9,839
KBL Merger Corp. IV, Strike Price $5.75, Expires 07/01/2023(b)	20,375	2,690
Legacy Acquisition Corp., Strike Price $5.75, Expires 12/01/2022(b)	29,594	8,878
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022(b)	28,414	16,764
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023(b)	33,437	11,703
Modern Media Acquisition Corp., Strike Price $11.50, Expires 06/07/2022(b)	10,425	2,815
National Energy Services Reunited Corp., Strike Price $5.75, Expires 06/06/2022(b)	20,850	16,472
NRC Group Holdings Corp., Strike Price $11.50, Expires 06/15/2024(b)	22,293	21,758
One Madison Corp., Strike Price $11.50, Expires 02/23/2023(b)	37,542	30,822
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	19,431	5,829
Pure Acquisition Corp., Strike Price $11.50, Expires 04/17/2023(b)	21,085	34,052
Reebonz Holding, Ltd., Strike Price $11.50, Expires 09/19/2024(b)	2,971	275
Simplicity Esports and Gaming Co., Strike Price $11.50, Expires 10/10/2022(b)	8,814	1,723
Thunder Bridge Acquisition, Ltd., Strike Price $11.50, Expires 07/18/2022(b)	50,206	19,329
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025(b)	24,729	3,957
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021(b)	50,476	8,904
Trinity Merger Corp., Strike Price $11.50, Expires 06/01/2023(b)	20,397	8,567
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	10,185
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023(b)	47,906	21,558

TOTAL WARRANTS
(Cost $354,521)		318,584

See Notes to Financial Statements.

10	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Statement of Investments

January 31, 2019 (Unaudited)

Description	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (2.42%)
State Street Institutional Treasury Money Market Fund	2.299%	3,017,685	$3,017,685

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,017,685)			3,017,685

TOTAL INVESTMENTS (110.60%)
(Cost $141,821,552)			$138,145,971

Liabilities in Excess of Other Assets (-10.60%)(c)			(13,219,842)
NET ASSETS (100.00%)			$124,926,129

SCHEDULE OF SECURITIES SOLD SHORT Description	Shares	Value
EXCHANGE-TRADED FUNDS - COMMON SHARES (-10.64%)
PowerShares Senior Loan Portfolio	(218,280)	$(4,898,203)
SPDR® Barclays Short Term High Yield Bond ETF	(114,385)	(3,092,971)
SPDR® Bloomberg Barclays High Yield Bond ETF	(150,000)	(5,302,500)

TOTAL EXCHANGE-TRADED FUNDS		(13,293,674)

TOTAL SECURITIES SOLD SHORT
(Proceeds $13,460,541)		$(13,293,674)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of January 31, 2019, the aggregate market value of those securities was $12,883,622 representing 10.31% of net assets.

(b)	Non-income producing security.

(c)	Includes cash, in the amount of $8,248,300 which is being held as collateral for securities sold short.

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	11

RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	January 31, 2019 (Unaudited)

ASSETS:
Investments, at value	$138,145,971
Deposit with broker for securities sold short	8,248,300
Receivable for investments sold	2,262,661
Dividends receivable	135,184
Deferred offering costs (Note 6)	104,565
Prepaid and other assets	10,115
Total Assets	148,906,796

LIABILITIES:
Securities sold short (Proceeds $13,460,541)	13,293,674
Loan payable (Note 4)	10,000,000
Payable for investments purchased	372,261
Interest payable for borrowing	1,111
Payable to adviser	115,299
Payable to administrator	53,617
Accrued offering costs (Note 6)	26,000
Payable to transfer agent	3,312
Payable for director fees	28,000
Payable for custodian fees	7,537
Payable for professional fees	19,779
Payable for printing fees	25,532
Other payables	34,545
Total Liabilities	23,980,667
Net Assets	$124,926,129

NET ASSETS CONSIST OF:
Paid-in capital	$133,146,387
Total distributable earnings	(8,220,258)
Net Assets	$124,926,129

PRICING OF SHARES:
Net Assets	$124,926,129
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	7,163,235
Net asset value per share	$17.44

Cost of Investments	$141,821,552

See Notes to Financial Statements.

12	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Statements of Operations

For the Six Months Ended January 31, 2019 (Unaudited)
INVESTMENT INCOME:
Interest	$22,198
Dividends	8,055,181
Total Investment Income	8,077,379

EXPENSES:
Investment advisory fees	578,549
Administration fees	95,454
Transfer agent fees	12,681
Dividend and interest expense - short sales	223,050
Interest expense on loan	59,415
Commitment fee on loan	15,236
Audit fees	12,098
Legal fees	54,334
Custodian fees	14,393
Director fees	62,187
Printing fees	18,490
Insurance fees	12,200
Other expenses	17,966
Total Expenses	1,176,053
Net Investment Income	6,901,326

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(3,867,177)
Securities sold short	90,092
Net realized loss	(3,777,085)
Net change in unrealized appreciation/depreciation on:
Investments	(3,295,084)
Securities sold short	134,338
Net change in unrealized appreciation/depreciation	(3,160,746)
Net Realized and Unrealized Loss on Investments	(6,937,831)
Net Decrease in Net Assets Resulting from Operations	$(36,505)

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	13

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2019 (Unaudited)	For the Period Ended July 31, 2018(a)		For the Year Ended October 31, 2017
OPERATIONS:
Net investment income	$6,901,326	$2,328,406		$1,559,621
Net realized gain/(loss)	(3,777,085)	2,494,712		7,981,591
Long-term capital gains from other investment companies	–	510,008		856,146
Net change in unrealized depreciation	(3,160,746)	(1,133,039)		(411,959)
Net increase/(decrease) in net assets resulting from operations	(36,505)	4,200,087		9,985,399

TOTAL DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,597,217)	(9,630,899	)(b)	(7,097,317	)(c)
From tax return of capital	–	(426,607)		–
Net decrease in net assets from distributions to shareholders	(7,597,217)	(10,057,506)		(7,097,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	30,710,410	30,359,843		–
Dividend Reinvestment	225,148	194,875		3,094
Net increase in net assets from capital share transactions	30,935,558	30,554,718		3,094

Net Increase in Net Assets	23,301,836	24,697,299		2,891,176

NET ASSETS:
Beginning of period	101,624,293	76,926,994		74,035,818
End of period	$124,926,129	$101,624,293	(d)	$76,926,994	(e)

OTHER INFORMATION:
Share Transactions:
Shares outstanding - beginning of period	5,330,225	3,755,304		3,755,155
Shares issued in connection with public offering	1,820,311	1,564,710		–
Shares issued as reinvestment of dividends	12,699	10,211		149
Shares outstanding - end of period	7,163,235	5,330,225		3,755,304

(a)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
(b)	For the prior period ended July 31, 2018, Total Distributions from distributable earnings consisted of Net Investment Income $2,483,811, and Net Realized Gains $7,147,088.

See Notes to Financial Statements.

14	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets

(c)	For the prior year ended October 31, 2017, Total Distributions from distributable earnings consisted of Net Investment Income $2,004,560, and Net Realized Gains $5,092,757.
(d)	For the period ended July 31, 2018, net assets included accumulated undistributed net investment loss of $(130,680).
(e)	For the year ended October 31, 2017, net assets included accumulated undistributed net investment loss of $(45,864).

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	15

RiverNorth Opportunities Fund, Inc.	Statement of Cash Flows

January 31, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(36,505)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(77,963,153)
Proceeds from disposition of investment securities	34,593,586
Cover securities sold short transactions	(960,122)
Proceeds from securities sold short transactions	9,772,907
Net purchases of short-term investment securities	(920,860)
Amortization of discounts and premiums	(8,355)
Net realized (gain)/loss on:
Investments	3,867,177
Securities sold short	(90,092)
Net change in unrealized (appreciation)/depreciation on:
Investments	3,295,084
Securities sold short	(134,338)
(Increase)/Decrease in assets:
Deferred offering costs	44,268
Dividends receivable	(58,226)
Prepaid and other assets	7,027
Increase/(Decrease) in liabilities:
Payable for custodian fees	(1,713)
Interest payable for borrowing	(2,222)
Accrued offering costs	(100,807)
Payable for professional fees	(38,721)
Payable for printing fees	(3,516)
Payable to transfer agent	(641)
Payable to adviser	29,370
Payable to administrator	24,650
Payable for director fees	(2,643)
Other payables	23,109
Net cash used in operating activities	$(28,664,736)

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from bank borrowing	$10,000,000
Proceeds from sale of shares	30,776,020
Cash distributions paid	$(7,372,069)
Net cash provided by financing activities	$33,403,951

Net increase in cash and restricted cash	$4,739,215
Cash and restricted cash, beginning balance	$3,509,085
Cash and restricted cash, ending balance	$8,248,300

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing	$61,637
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$225,148

See Notes to Financial Statements.

16	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended January 31, 2019 (Unaudited)		For the Period Ended July 31, 2018(a)		For the Year Ended October 31, 2017	For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016
Net asset value - beginning of period	$19.07		$20.48		$19.72	$19.40
Income/(loss) from investment operations:
Net investment income(b)	1.11		0.44		0.42	0.68
Net realized and unrealized gain/(loss)	(1.23)		0.40		2.23	1.86
Total income/(loss) from investment operations	(0.12)		0.84		2.65	2.54
Less distributions to shareholders:
From net investment income	(1.22)		(0.47)		(0.53)	(1.73)
From net realized gains	–		(1.34)		(1.36)	(0.45)
From tax return of capital	–		(0.08)		–	–
Total distributions	(1.22)		(1.89)		(1.89)	(2.18)
Capital share transactions:
Dilutive effect of rights offering	(0.26	)(c)	(0.32	)(d)	–	–
Common share offering costs charged to paid-in capital	(0.03)		(0.04)		–	(0.04)
Total capital share transactions	(0.29)		(0.36)		–	(0.04)
Net increase/(decrease) in net asset value	(1.63)		(1.41)		0.76	0.32
Net asset value - end of period	$17.44		$19.07		$20.48	$19.72
Market price - end of period	$17.04		$19.14		$20.50	$19.65
Total Return(e)	(1.96%)		2.56%		14.11%	13.67%
Total Return - Market Price(e)	(4.56%)		2.84%		14.63%	9.87%

See Notes to Financial Statements.

Semi-Annual Report | January 31, 2019	17

RiverNorth Opportunities Fund, Inc.	Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended January 31, 2019 (Unaudited)		For the Period Ended July 31, 2018(a)		For the Year Ended October 31, 2017	For the Period December 24, 2015 (Commencement of Operations) to October 31, 2016
Supplemental Data:
Net assets, end of period (in thousands)	$124,926		$101,624		$76,927	$74,036
Ratios to Average Net Assets (including dividend expense and line of credit expense)
Total expenses	2.13	%(f)	2.07	%(f)	2.21%	1.69	%(f)
Net investment income	12.48	%(f)	3.03	%(f)	2.03%	4.03	%(f)
Ratios to Average Net Assets (excluding dividend expense and line of credit expense)
Total expenses	1.59	%(f)	1.72	%(f)	1.75%	N/A
Net investment income	13.02	%(f)	2.68	%(f)	1.57%	N/A
Portfolio turnover rate	33	%(g)	74	%(g)	162%	113	%(g)
Borrowings at End of Period
Aggregate Amount Outstanding (in thousands)	$10,000		$–		$–	$–
Asset Coverage Per $1,000 (in thousands)	$13,493		$–		$–	$–

(a)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
(b)	Calculated using average shares throughout the period.
(c)	Represents the impact of the Fund's rights offering of 1,790,000 common shares in November 2018 at a subscription price per share based on a formula. For more details please refer to Note 6 of the Notes to Financial Statements.
(d)	Represents the impact of the Fund's rights offering of 1,564,710 common shares in November 2017 at a subscription price per share based on a formula. For more details please refer to Note 6 of the Notes to Financial Statements.
(e)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

18	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 18, 2018, the Fund’s Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the entire Board of Directors (the “Board”) and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s Charter provides that, during calendar year 2021, the Fund will call a shareholder meeting for the purpose of voting to determine whether the Fund should convert to an open-end management investment company (such meeting date, as may be adjourned, the “Conversion Vote Date”). Such shareholder meeting may be adjourned or postponed in accordance with the By-Laws of the Fund to a date in calendar year 2021. A vote on such Conversion Vote Date to convert the Fund to an open-end management investment company under the Declaration requires approval by a majority of the Fund’s total outstanding shares. A majority is defined as greater than 50% of the Fund’s total outstanding shares. If approved by shareholders on the Conversion Vote Date, the Fund will seek to convert to an open-end management investment company within 12 months of such approval. If the requisite number of votes to convert the Fund to an open-end management investment company is not obtained on the Conversion Vote Date, the Fund will continue in operation as a closed-end management investment company.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

Semi-Annual Report | January 31, 2019	19

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2019.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

Cash and Restricted Cash: The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	January 31, 2019	July 31, 2018
Cash	$–	$4,756
Restricted cash(a)	8,248,300	3,504,329
Total cash and restricted cash shown in the Statement of Cash Flows	$8,248,300	$3,509,085

(a)	Amounts included in restricted cash are disclosed on the Statement of Assets and Liabilities as Deposits with broker for securities sold short.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | January 31, 2019	21

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$107,519,311	$–	$–	$107,519,311
Closed-End Funds - Preferred Shares	468,654	–	–	468,654
Business Development Companies - Common Shares	7,007,976	–	–	7,007,976
Business Development Company Notes - Preferred Shares	6,610,943	–	–	6,610,943
Special Purpose Acquisition Companies - Common Shares	13,101,466	–	–	13,101,466
Rights	92,202	9,150	–	101,352
Warrants	318,584	–	–	318,584
Short-Term Investments	3,017,685	–	–	3,017,685
Total	$138,136,821	$9,150	$–	$138,145,971
Other Financial Instruments Liabilities:
Securities Sold Short Exchange-Traded Funds - Common Shares	$(13,293,674)	$–	$–	$(13,293,674)
Total	$(13,293,674)	$–	$–	$(13,293,674)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the year.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

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RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the six months ended January 31, 2019, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Semi-Annual Report | January 31, 2019	23

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

The effect of derivative instruments on the Statement of Assets and Liabilities as of January 31, 2019:

	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Rights)	Investments, at value	$101,352
Equity Contracts (Warrants)	Investments, at value	318,584
		$419,936

The effect of derivative instruments on the Statement of Operations for the six months ended January 31, 2019:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Contracts (Rights)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$110	$(62,701)
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	(1,072)	(141,930)
Total		$(962)	$(204,631)

The Fund’s average value of rights and warrants held for the six months ended January 31, 2019 were $138,472 and $398,711 respectively.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

ALPS Advisors, Inc. (“AAI”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, AAI receives an annual investment advisory fee of 1.00% based on the Fund’s average daily Managed Assets (as defined below). Pursuant to an Investment Sub-Advisory Agreement, AAI has retained RiverNorth Capital Management LLC (“RiverNorth”) as the Fund’s sub-adviser and pays RiverNorth an annual fee of 0.85% based on the Fund’s average daily Managed Assets.

24	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

ALPS Fund Services, Inc. (‘‘AFS’’), an affiliate of AAI, serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, AFS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. AFS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus a fixed fee for completion of certain regulatory filings and reimbursement for certain out-of-pocket expenses.

DST Systems, Inc. (‘‘DST’’), the parent company of AAI and AFS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is entitled to receive an annual minimum fee of $22,500 plus out-of-pocket expenses. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to any of its interested Directors or its Officers. For their services, the four independent Directors of the Fund receive an annual retainer in the amount of $17,000, an additional $2,000 for attending each meeting of the Board and $1,000 for attending a special meeting of the Board. In addition, the Independent Chairman receives an additional $10,000 annually. The independent Directors are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

Certain Officers and a Director of the Fund are also officers of AAI and AFS. A Director is an officer of RiverNorth.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board as from time to time in force.

4. LEVERAGE

The Fund may use leverage for investment purposes, which may include the use of borrowings, the issuance of preferred stock, and/or the use of derivatives or other transactions that may provide leverage (such as the investment of proceeds received from selling securities short). The Fund may utilize leverage in an aggregate amount of up to 15% of the Fund’s managed Assets immediately after such borrowings or issuance. “Managed Assets” means the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). However, the Fund is not required to decrease its use of leverage if leverage exceeds 15%, but is less than 20% of the Fund’s Managed Assets due solely to changes in market conditions. Based on market conditions at the time, the Fund may use such leverage in amounts that represent less than 15% of the Fund’s Managed Assets. The Sub-adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, may take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will primarily be obtained through the use of bank borrowings or other similar term loans.

Semi-Annual Report | January 31, 2019	25

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

The provisions of the 1940 Act further provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue preferred shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage). Notwithstanding each of the limits discussed above, the Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of preferred stock), but which are not subject to the above foregoing limitations, if the Fund earmarks or segregates liquid assets (or enters into offsetting positions) in accordance with applicable SEC regulations and interpretations to cover its obligations under those transactions and instruments. However, these transactions will entail additional expenses (e.g., transaction costs) which will be borne by the Fund.

If the net rate of return on the Fund’s investments purchased with the leverage proceeds exceeds the interest or dividend rate payable on the leverage, such excess earnings will be available to pay higher dividends to the Fund’s stockholders. If the net rate of return on the Fund’s investments purchased with leverage proceeds does not exceed the costs of leverage, the return to stockholders will be less than if leverage had not been used. The use of leverage magnifies gains and losses to stockholders. Since the stockholders pay all expenses related to the issuance of debt or use of leverage, any use of leverage would create a greater risk of loss for stockholders than if leverage is not used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund has entered into a $15,000,000 secured committed line of credit agreement with State Street Bank and Trust Company (“SSB”), which by its terms expires on November 27, 2019, subject to the restrictions and terms of the credit agreement. As of January 31, 2019, the Fund has drawn down $10,000,000 from the SSB line of credit at an interest rate of 3.514% on the last renewal date. For borrowing under this credit agreement, the Fund will be charged either an interest rate of:

(1)	1.00% (per annum) plus the One-Month LIBOR (London Interbank Offered Rate) or
(2)	as of any day, the higher of (a) 1.05% (per annum) plus the daily Federal Funds Rate as in effect on that day, or (b) 1.05% (per annum) plus the One-Month LIBOR as in effect on that day.

Borrowing under this credit agreement, the commitment fee on the daily unused loan balance of the line of credit accrues; (a) at all other times, as of any date upon which the loan balance equals or exceeds 75% of the commitment amount, 0.15% and as of any other date, 0.25%. Effective November 28, 2018, the Fund renewed the credit agreement and the commitment fee on the daily unused loan balance of the line of credit accrues at a rate of 0.25%. The Fund pledges its investment securities as the collateral for the line of credit per the terms of the agreement. The average annualized interest rate charged and the average outstanding loan payable for the six months ended January 31, 2019, was as follows:

Average Interest Rate	3.50%
Average Outstanding Loan Payable	$3,048,913

26	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

5. DISTRIBUTIONS

The Board approved an amended distribution policy, effective January 1, 2019, under which the Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share (the “Distribution Amount”), as reported for the final five trading days of the preceding calendar year (the “Distribution Rate Calculation”). The Distribution Amount is set by the Board and may be adjusted from time to time. The Fund’s intention is that monthly distributions paid to stockholders throughout a calendar year will be at least equal to the Distribution Amount (plus any additional amounts that may be required to be included in a distribution for federal or excise tax purposes) and that, on the close of the calendar year, the Distribution Amount applicable to the following calendar year will be reset based upon the new results of the Distribution Rate Calculation. During the period beginning August 1, 2018 until January 1, 2019, the Fund’s policy was to make regular monthly cash distributions of its net investment income to common stockholders at a level based on the projected performance of the Fund, which rate continues at a fixed dollar amount that could be adjusted from time to time.

Dividends and distributions may be payable in cash or shares of common stock, with stockholders having the option to receive additional common stock in lieu of cash. The Fund may at times, in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to common stockholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund’s ability to maintain a stable level of distributions to stockholders will depend on a number of factors, including the stability of income received from its investments and the costs of any leverage. As portfolio and market conditions change, the amount of dividends on the Fund’s common stock could change. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year to both reduce its federal income tax liability and to avoid a potential federal excise tax. The Fund intends to distribute all realized net capital gains, if any, at least annually.

6. CAPITAL TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

Semi-Annual Report | January 31, 2019	27

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

The Fund issued 3,755,155 common shares in its initial public offering on December 24, 2015. These common shares were issued at $20.00 per share before the underwriting discount of $0.60 per share. Offering costs of $150,206 (representing $0.04 per common share) were offset against proceeds of the offerings and have been charged to paid-in capital of the common shares. AAI and RiverNorth agreed to pay those offering costs of the Fund (other than the sales load) that exceeded $0.04 per common share.

During the periods ended July 31, 2018 and January 31, 2019, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the respective record dates. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at a subscription price that represents 95% of the market price per share, based on the average of the last reported sales price on the NYSE for the five trading days preceding the respective rights’ expiration date, for the October 12, 2017 rights offering. The Fund issued new shares of common stock at 95% of NAV per share for the October 4, 2018 rights offering. Offering costs were charged to paid-in-capital upon the exercise of the rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of common stock issued	Subscription price	Offering costs
October 12, 2017	November 9, 2017	1,564,710	$19.54	$214,591
October 4, 2018	November 1, 2018	1,790,000	$16.93	$178,000

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC (“Jones”), under which the Fund may from time to time offer and sell up to 3,300,000 of the Fund’s common shares. During the period ended January 31, 2019, 30,311 shares of common stock were sold under this agreement for $586,019 (net of commissions to Jones of $7,424).

Offering costs incurred as a result of the Fund’s shelf registration statement through January 31, 2019 are approximately $287,624. Management estimates an additional $356,945 of costs expected to be incurred resulting in total offering costs of approximately $644,569. The Statement of Assets and Liabilities reflects the current offering costs of $104,565 as deferred offering costs. These offering costs, as well as offering costs incurred subsequent to January 31, 2019, will be charged to paid-in-capital upon the issuance of shares.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

28	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

7.  PORTFOLIO INFORMATION

Purchases and Sales of Securities: For the six months ended January 31, 2019, the cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. government obligations, were $78,147,229, and $31,069,453, respectively.

Investment Transactions in U.S. Government Obligations for the six months ended January 31, 2019 included proceeds from sales of securities of $5,308,954.

8.  TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended January 31, 2019.

The tax character of distributions paid during the period ended July 31, 2018 and the year ended October 31, 2017 was as follows:

	For the Period Ended July 31, 2018	For the Year Ended October 31, 2017
Ordinary Income	$5,015,176	$7,094,912
Tax-Exempt Income	38,747	2,405
Long-Term Capital Gain	4,576,976	–
Return of Capital	426,607	–
Total	$10,057,506	$7,097,317

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of January 31, 2019, was as follows:

Cost of investments for income tax purposes	$128,650,601
Gross appreciation on investments (excess of value over tax cost)(a)	3,038,676
Gross depreciation on investments (excess of tax cost over value)(a)	(6,836,980)
Net unrealized depreciation on investments	$(3,798,304)

(a)	Includes appreciation/(depreciation) on securities sold short.

Semi-Annual Report | January 31, 2019	29

RiverNorth Opportunities Fund, Inc.	Notes to Financial Statements

January 31, 2019 (Unaudited)

The differences between book-basis and tax-basis are primarily due to wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of January 31, 2019.

Federal Income Tax Status: For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable net income and realized gain, not offset by capital loss carryforwards, if any, to its shareholders. No provision for federal income taxes has been made.

As of and during the six months ended January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Fund’s financial statements. During the year, the Fund did not incur any interest or penalties. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

9.  SUBSEQUENT EVENTS

Distributions

Subsequent to January 31, 2019, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
February 14, 2019	February 15, 2019	February 28, 2019	$0.170
March 14, 2019	March 15, 2019	March 29, 2019	$0.170

30	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2019 (Unaudited)

At the September 14, 2018 in-person meeting (“Meeting”) of the Board of Directors (the “Board” or the “Directors”) of RiverNorth Opportunities Fund, Inc. (the “Fund”), the Board, including those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), renewed an Investment Advisory Agreement between the Fund and ALPS Advisors, Inc. (the “Adviser” or “AAI”), and an Investment Sub-Advisory Agreement, between the Adviser and RiverNorth Capital Management, LLC (the “Sub-Adviser” or “RiverNorth”), with respect to the Fund (collectively, the “Agreements”), upon the terms and conditions set forth therein.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement and the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Agreements.

Nature, Extent, and Quality of Services. In examining the nature, extent and quality of the investment advisory services provided by AAI, the Directors considered the qualifications, experience and capability of AAI’s management and other personnel and the extent of care and conscientiousness with which AAI performs its duties. In this regard, the Directors considered, among other matters, the process by which AAI performs oversight of the Fund, including ongoing due diligence regarding product structure, resources, personnel, technology, performance, compliance and oversight of RiverNorth. The Board noted certain turnover that had occurred at AAI with respect to its work with the Fund in the past year, but recognized the quality and excellent experience of the AAI personnel who were currently working with the Fund. The Board acknowledged that the acquisition of AAI’s parent company by SS&C Technologies, Inc. (“SS&C”) had recently closed, noting AAI’s representation to the Board that it did not expect any diminution in the nature, quality and extent of the services provided to the Fund. The Board acknowledged the addition of certain individuals to AAI’s operations team since the Transaction had closed provided support for AAI’s representations. The Board also acknowledged the potential benefits that AAI might receive from the availability of SS&C’s technology platforms to the firm in its provision of services to the Fund, which in turn would also benefit the Fund. Further, the Directors noted the excellent service that AAI provided across the past year with regard to the Fund’s successful completion of several complex corporate actions and offerings, which the Board agreed had benefited the Fund’s stockholders.

With respect to the nature, extent and quality of the services provided by RiverNorth, the Directors considered RiverNorth’s investment management process it uses in managing the assets of the Fund, including the experience and capability of RiverNorth’s management and other personnel responsible for the portfolio management of the Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the continued favorable assessment provided by AAI as to the nature and quality of the services provided by RiverNorth and the ability of RiverNorth to fulfill its contractual obligations. The strong partnership between AAI and RiverNorth were acknowledged by the Board, noting the operational and investment efficiencies of this partnership continue to benefit the Fund.

Semi-Annual Report | January 31, 2019	31

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2019 (Unaudited)

Based on the totality of the information considered, the Directors agreed that the Fund had already, and was likely to continue to benefit from the nature, extent and quality of AAI’s and RiverNorth’s services based on their respective experience, operations and resources and strong track record in their roles as the Fund’s adviser and sub-adviser, respectively.

Investment Performance of the Fund. The Board reviewed the Fund’s investment performance over time and compared that performance to other funds in its Peer Group. In making its comparisons, the Board utilized a peer group comparison report from FUSE Research (“FUSE”), an independent research firm that, among other services, provides assistance to investment companies in connection with the advisory agreement approval process. The Board considered the Fund’s NAV and market price returns relative to the returns for funds in its Peer Group, noting on a NAV basis, the Fund had relative underperformance over the one year period, but had out-performed its Peer Group on the longer since inception periods. The Board also noted that on a market price basis, the Fund had the second highest one-year return of all funds in its Peer Group, acknowledging the efforts that AAI and RiverNorth had taken to reduce the Fund’s discount to NAV had helped the Fund’s strong market performance. After considering all of the information provided, the Board agreed that the Fund’s performance supported the renewal of the Agreements with AAI and RiverNorth.

Fees and Expenses. The Board considered the fees payable under the Agreements (including those under the Administration Agreement) and reviewed the information compiled by FUSE comparing the Fund’s management fees (on a net and gross basis) and expense ratio to other funds in the Peer Group, as well as comparisons to other funds advised by AAI and RiverNorth. It was noted that the Fund’s management net and gross fee and the Fund’s net expense ratio were both lower than the Peer Group averages, despite the Fund having one of the lowest asset levels in the Peer Group and, accordingly, was not benefiting from the resulting economies of scale that these Peer Group funds had achieved. The Board also considered the fact the FUSE comparison included the administrative fees paid to ALPS, AAI affiliate, for administrative and accounting services, as part of the Fund’s management fee; however, similar administration fees and services were not included in the management fees shown for all Peer Group funds, disadvantaging the Fund in such comparisons. Further, the Board noted the Fund’s management fee was in-line with or lower than other CEFs advised by AAI after taking into account the sub-advisory fee paid by AAI to RiverNorth. With regard to RiverNorth’s sub-advisory fee, the Directors considered that the fees charged by RiverNorth for its work with the Fund were in-line or below other accounts managed by RiverNorth using similar strategies. The Directors further considered AAI’s belief that the compensation payable to RiverNorth was reasonable, appropriate and fair in light of the nature and quality of the services provided to the Fund.

In relation to the Fund’s expenses, the Board noted that the Fund’s net expense ratio was lower than average of the Peer Group, but higher when considering the ratio as a percentage of managed assets as the Fund had not utilized leverage as other Peer Group funds had. The Board agreed that utilizing net assets in their provided a more appropriate comparison, as the fact that the Fund had not employed leverage while others had was not relevant in context of fund expenses. The Directors also noted the firms’ limited ability to control the Fund’s other expenses.

32	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Approval of Investment Advisory and Sub-Advisory Agreements

January 31, 2019 (Unaudited)

Finally, the Directors considered that these other expenses were more directly related to the size of the Fund, as these other Fund expenses generally were not charged on an asset-level basis.

Profitability and Economies of Scale. The Directors reviewed the profitability information provided by AAI and considered whether AAI had realized (or would be expected to realize) economies of scale related to its work with the Fund such that such economies should be shared with the Fund’s stockholders. In regards to AAI, the Board examined the profitability of AAI from its work with the Fund. The Board noted that the Sub-Adviser reported a modest profit from its relationship with the Fund as a percentage of revenue, which was in line with other of the firm’s clients. With respect to whether assets had already risen, or would be expected to increase, to a level such that economies of scale might be realized by AAI and RiverNorth, the Board considered the each firm’s view that the Fund’s closed-end structure limited the likelihood of significant future increases in the Fund’s asset levels which would reach the point where the imposition of breakpoints in the management fees would be appropriate; noting the Fund’s proposed offerings did not affect such beliefs. Accordingly, in consideration of each firm’s profitability levels and the improbability that either firm would benefit from significant economies of scale, the Board agreed that the fees charged by AAI and the Sub-Adviser related to the Fund remained appropriate.

Indirect Benefits. The Board considered any ancillary or indirect benefits that could accrue to AAI or RiverNorth as a result of their relationships with the Fund. The Directors considered details related to certain marketing services provided by AAI, as well as related to services that affiliates of AAI provided to the Fund: ALPS served as the Fund’s administrator and accountant, and DST, the parent company of AAI and ALPS, served as the Fund’s transfer agent. The Board also considered that RiverNorth did not expect to receive any such ancillary benefits beyond reputational benefits related to its role with Fund. The Board concluded that the benefits accruing to AAI and RiverNorth by virtue of their relationships to the Fund appeared to be reasonable.

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services provided by AAI and RiverNorth, the Board concluded that the level of fees to be paid to each of AAI and RiverNorth was reasonable.

Conclusion. Having requested and received such information from each of AAI and RiverNorth as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Agreements were in the best interests of the Fund and its stockholders.

Semi-Annual Report | January 31, 2019	33

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2019 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s shares of common stock (the “Common Shares”) elects to receive cash by contacting (the Plan Administrator), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

34	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Dividend Reinvestment Plan

January 31, 2019 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator at Mail Stop: RiverNorth Opp, 430 West 7th Street, Kansas City, MO 64105-1407.

Semi-Annual Report | January 31, 2019	35

RiverNorth Opportunities Fund, Inc.	Additional Information

January 31, 2019 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without a charge, upon request, by contacting the Fund at 1-855-830-1222 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N–Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-855-830-1222, (2) on the Fund’s website located at http://www.rivernorthcef.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30th is available on the SEC’s website at http://www.sec.gov.

UNAUDITED TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2018, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth Opportunities fund	4.70%	11.00%

In early 2019, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2018 via Form 1099. The Fund will notify shareholders in early 2020 of amounts paid to them by the Fund, if any, during the calendar year 2019.

36	www.rivernorthcef.com

RiverNorth Opportunities Fund, Inc.	Additional Information

January 31, 2019 (Unaudited)

DATA PRIVACY POLICIES AND PROCEDURES

Policy Statement: The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

●	Only such information received from customers, through application forms or otherwise, and information about customers’ Fund transactions will be collected.
●	None of such information about customers (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).
●	Policies and procedures (including physical, electronic and procedural safeguards) are in place and designed to protect the confidentiality and properly disposal of such information.
●	The Fund does not currently obtain consumer information. If the Fund were to obtain consumer information at any time in the future, it would employ appropriate procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of consumer information.

For more information about the Fund’s privacy policies call (855) 830-1222.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the Fund’s custodian and maintains custody of the securities and cash of the Fund.

DST Systems, Inc., located at 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Fund’s transfer agent and registrar.

LEGAL COUNSEL

Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. is the independent registered public accounting firm for the Fund.

Semi-Annual Report | January 31, 2019	37

RiverNorth Capital Management, LLC 325 N. LaSalle Street, Suite 645 Chicago, IL 60654	ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

Secondary market support provided to the Fund by ALPS Advisors Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	April 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	April 8, 2019

By:	/s/ Kathryn A. Burns
Kathryn A. Burns
Treasurer (Principal Financial Officer)

Date:	April 8, 2019